Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Period End Date	dei_DocumentPeriodEndDate	Apr. 27, 2016
Registrant Name	dei_EntityRegistrantName	WP Trust
CIK	dei_EntityCentralIndexKey	0001645192
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Apr. 27, 2016
Effective Date	dei_DocumentEffectiveDate	Apr. 27, 2016
Prospectus Date	rr_ProspectusDate	Dec. 30, 2015
WP Smaller Companies Income Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Summary
Investment objective	rr_ObjectivePrimaryTextBlock	Investment Objective. The investment objective of the WP Smaller Companies Income Plus Fund (the “Smaller Companies Fund”) is total return.
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	Fees and Expenses of the Smaller Companies Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Smaller Companies Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Smaller Companies Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Smaller Companies Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Smaller Companies Fund’s performance.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

Example. The following Example is intended to help you compare the cost of investing in the Smaller Companies Fund with the cost of investing in other mutual funds.

This expense example assumes that you invest $10,000 in the Smaller Companies Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Smaller Companies Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

Strategy, Narrative	rr_StrategyNarrativeTextBlock

Principal Investment Strategy of the Smaller Companies Fund. The Smaller Companies Fund seeks to meet its investment objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in unaffiliated mutual funds and exchange-traded funds (“ETFs”) that invest primarily in securities of small-capitalization issuers (“Underlying Small-Cap Funds”). The Smaller Companies Fund’s investment objective may be changed without shareholder approval; however, the Smaller Companies Fund will provide 60 days’ advance notice to shareholders before implementing a change in the Smaller Companies Fund’s investment objective.

The Smaller Companies Fund seeks to produce income through dividends paid on such Underlying Small-Cap Funds. The Smaller Companies Fund also seeks to produce income (e.g., premium income on the sale of an option) and total return through an options strategy. The Adviser will generally buy and sell options linked to either the Russell 2000 Index or the S&P 500 Index. The Fund’s exposure to options is expected to be between 10-20% of the Fund’s net assets.

The Underlying Small-Cap Funds in which Smaller Companies Fund invests consider small-capitalization issuers to be, at the time of purchase, no larger than the largest capitalized issuer included in the Russell 2000® Index. As of May 29, 2015, the capitalization of companies in the Russell 2000® Index ranged from $177 million to $4.3 billion. The Russell 2000® Index measures the performance of the 2,000 smallest issuers in the Russell 3000® Index, which measures the performance of the 3,000 largest U.S. issuers. The Russell 2000® Index is widely regarded as representative of small capitalization issuers.

The portfolio managers will strategically allocate the Smaller Companies Fund’s resources to the Underlying Small-Cap Funds and the options strategy as the portfolio managers deem appropriate to perform well over a market cycle. The portfolio managers select the Underlying Small-Cap Funds based on the following criteria: expense ratio, trading value relative to its net asset value, liquidity, the Underlying Small-Cap Fund’s overall float and size, amount and frequency of its distributions, percentage of its aggregate holding having an appropriate market capitalization, the Underlying Small-Cap Funds’ performance compared historically to the small company stock indices and the availability of individual call options on the Underlying Small-Cap Fund.

The Smaller Companies Fund intends to sell covered call options on a portion of its holdings. The Adviser generally sells covered call options to provide the income component of the options strategy described in the Fund’s investment objective. The extent of option selling will depend upon market conditions and the Advisor’s judgment of the advantages of selling call options on the Smaller Companies Fund’s investments.

The Smaller Companies Fund may also sell put options on ETFs that the Advisor believes are attractive for purchase at prices at or above the exercise price of the put options sold. The Adviser generally will sell put options to increase the total return component of the options strategy described in the Fund’s investment objective. The Smaller Companies Fund may, in certain circumstances, purchase put options on the S&P 500 (or another broad-based securities index deemed suitable for this purpose) to protect against a loss of principal value due to stock price decline. The Adviser generally purchases put options to protect the total return component of the options strategy described in the Fund’s investment objective. The extent of option selling or purchasing activity will depend upon market conditions and the Advisor’s assessment of the advantages of selling index call options, purchasing index put options and selling put options on individual stocks.

Additionally, the Smaller Companies Fund will enter into call spreads and put spreads that are out of the money. A spread is an options position established by purchasing one option and selling another option of the same class, but of a different series. So, the exercise price of the call options sold will be above the current level of the index when sold and the exercise price of the call options bought will be above the exercise price of the call options sold. The exercise price of put options sold generally will be below the current level of the index when sold and the exercise price of the put options bought will be below the exercise price of put options sold.

The Smaller Companies Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets.

The Advisor rebalances the Smaller Companies Fund’s investments in the Underlying Small-Cap Funds as the Advisor deems necessary and appropriate. The Smaller Companies Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Smaller Companies Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Smaller Companies Fund may also invest in securities and other investments not described in this prospectus.

Risk, Narrative	rr_RiskNarrativeTextBlock

Principal Risks of Investing in the Smaller Companies Fund. An investment in the Smaller Companies Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Smaller Companies Fund will be successful in meeting its investment objective. Generally, the Smaller Companies Fund will be subject to the following additional risks:

Small-Capitalization Companies—Investing in small-cap companies generally involves greater risk than investing in larger, more established companies. This greater risk is, in part, attributable to the fact that small-cap companies may have limited product lines, operating history, markets or financial resources and their securities may therefore be more volatile than securities of larger, more established companies or market averages in general. In addition, the market for small-capitalization securities may be more limited than the market for larger companies.

Shares of Other Investment Companies and ETFs—You will indirectly bear fees and expenses charged by the underlying funds in which the Smaller Companies Fund may invest in addition to the Smaller Companies Fund’s direct fees and expenses and, as a result, your cost of investing in the Smaller Companies Fund will generally be higher than the cost of investing directly in the underlying fund shares. Investments in ETFs bear the risk that the market price of the ETF’s shares may trade at a discount to their net asset value or that an active trading market for an ETF’s shares may not develop or be maintained. The Smaller Companies Fund may place otherwise uninvested cash in money market mutual funds.

Non-Diversified Fund—The Smaller Companies Fund is non-diversified which means that it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can. A non-diversified fund is generally subject to the risk that a large loss in an individual holding will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.

Options—Purchasing and selling put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Advisor to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By selling call options on equity securities or indices, the Smaller Companies Fund gives up the opportunity to benefit from potential increases in the value of the underlying securities above the strike prices of the sold call options, but continues to bear the risks of declines in the value of the markets, including the underlying indices for the puts as well, if different, as the securities that are held by the Smaller Companies Fund. The Smaller Companies Fund will receive a premium from the purchaser of a covered call option sold by the Advisor, which it retains whether or not the option is exercised. The premium received from the sold options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

Limits on Option Selling—The number of call options the Smaller Companies Fund can sell is limited by the number of shares of common stock or ETFs or other securities the Smaller Companies Fund holds, and is further subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded.

Options Strategy—The Smaller Companies Fund’s option strategy consists of selling and purchasing put and call options on equity indexes and exchange traded funds (“ETFs”). The sale of put options generates income for the Fund, but exposes it to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premium paid by the Fund for the options. The sale of call options generates income for the Fund, but may limit the Fund's participation in equity market gains. The Fund’s investment advisor seeks to reduce the overall volatility of returns for the Fund by managing a portfolio of options.

Derivatives—The use of derivatives can lead to losses because of adverse movements in the price. Losses may also occur because the value of the asset, index, rate or instrument underlying a derivative loses value, or due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Smaller Companies Fund, which magnifies the Smaller Companies Fund’s exposure to the underlying investment. The loss on derivative transactions may significantly exceed the initial investment.

Market—Market risk refers to the risk that the value of securities in the Smaller Companies Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

Management Style—To the extent the Smaller Companies Fund focuses on a particular style of stocks, its performance may at times be better or worse than that of similar funds with other focuses or that have a broader investment style.

Interest Rate—Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock prices will generally decline when investors anticipate or experience rising interest rates.

Issuer— The value of an individual security or particular type of security can be more volatile and thus perform differently than the market as a whole.

Equity—Equity risk is the risk that securities held by the Smaller Companies Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Smaller Companies Fund participate, and the particular circumstances and performance of those companies whose securities the Smaller Companies Fund holds.

Active Trading—The Fund may engage in frequent trading in its options strategy. Increased portfolio turnover may increase short term capital gains taxes and increase trading costs for each of the Funds. These increased expenses may have a negative effect on the Fund’s performance.

General Fund Investing—The Smaller Companies Fund is not a complete investment program and you may lose money by investing in the Smaller Companies Fund. All investments carry a certain amount of risk and there is no guarantee that the Smaller Companies Fund will be able to achieve its investment objective.

May Lose Money	rr_RiskLoseMoney	An investment in the Smaller Companies Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	The Smaller Companies Fund is non-diversified which means that it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can. A non-diversified fund is generally subject to the risk that a large loss in an individual holding will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.
Performance, Narrative	rr_PerformanceNarrativeTextBlock

Performance. The Smaller Companies Fund is new and therefore does not have performance history for a full calendar year. Once the Smaller Companies Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Smaller Companies Fund by showing the variability of the Smaller Companies Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. Performance data current to the most recent month end may be obtained by calling (877) 244-6235.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Smaller Companies Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Smaller Companies Fund by showing the variability of the Smaller Companies Fund’s returns and comparing the Fund’s performance to a broad measure of market performance.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Smaller Companies Fund is new and therefore does not have performance history for a full calendar year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	(877) 244-6235
WP Smaller Companies Income Plus Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WPSMX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.93%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.59%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 262
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	$ 805
WP International Companies Income Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Summary
Investment objective	rr_ObjectivePrimaryTextBlock	Investment Objective. The investment objective of the International Companies Fund is total return.
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the International Companies Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The International Companies Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when International Companies Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the International Companies Fund’s performance.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

Example. The following Example is intended to help you compare the cost of investing in the International Companies Fund with the cost of investing in other mutual funds. This expense example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Strategy, Narrative	rr_StrategyNarrativeTextBlock

Principal Investment Strategy of the Fund. The International Companies Fund seeks to meet its investment objective by investing in unaffiliated mutual funds and exchange-traded funds (“ETFs”) that invest primarily in equity securities and depositary receipts of internationally-domiciled issuers (“Underlying International Funds”). The International Companies Fund’s investment objective may be changed without shareholder approval; however, the Fund will provide 60 days’ advance notice to shareholders before implementing a change in the Fund’s investment objective.

The International Companies Fund seeks to produce income through dividends paid on such Underlying International Funds. The International Companies Fund also seeks to produce income (e.g., premium income on the sale of an option) and total return through an options strategy. The Adviser will generally buy and sell options linked to either the MSCI EAFE Index or the S&P 500 Index. The Fund’s exposure to options is expected to be between 10-20% of the Fund’s net assets.

The International Companies Fund will principally invest in unaffiliated mutual funds and exchange-traded funds (ETFs) that invest primarily in securities of international issuers (“Underlying International Funds”) and the options strategy. For example, the Fund may invest in an open-end mutual fund or ETF linked to the MSCI EAFE Index, which is a stock market index that is designed to measure the equity market performance of developed markets outside of the U.S. & Canada.

The Adviser intends to invest in unaffiliated mutual funds and ETFs that do not invest principally in the United States.

The portfolio managers will strategically allocate the International Companies Fund’s resources to the Underlying International Funds and the options strategy as the portfolio managers deem appropriate to perform well over a market cycle. The portfolio managers select the Underlying International Funds based on the following criteria: expense ratio, trading value relative to net asset value, liquidity, the Underlying International Fund’s overall float and size, amount and frequency of its distributions, geographic focus, the Underlying International Funds’ performance compared historically to the international stock indices and the availability of individual call options on the Underlying International Funds.

The International Companies Fund intends to sell covered call options on a portion of its holdings. The Adviser generally sells covered call options to provide the income component of the options strategy described in the Fund’s investment objective. The extent of option selling will depend upon market conditions and the Advisor’s judgment of the advantages of selling call options on the International Companies Fund’s investments.

The International Companies Fund may also sell put options on ETFs that the Advisor believes are attractive for purchase at prices at or above the exercise price of the put options sold. The Adviser generally will sell put options to increase the total return component of the options strategy described in the Fund’s investment objective. The International Companies Fund may, in certain circumstances, purchase put options on the S&P 500 (or another broad-based securities index deemed suitable for this purpose) to protect against a loss of principal value due to stock price decline. The Adviser generally purchases put options to protect the total return component of the options strategy described in the Fund’s investment objective. The extent of option selling or purchasing activity will depend upon market conditions and the Advisor’s assessment of the advantages of selling index call options, purchasing index put options and selling put options on individual stocks.

Additionally, the International Companies Fund will enter into call spreads and put spreads that are out of the money. A spread is an options position established by purchasing one option and selling another option of the same class, but of a different series. So, the exercise price of the call options sold will be above the current level of the index when sold and the exercise price of the call options bought will be above the exercise price of the call options sold. The exercise price of put options sold generally will be below the current level of the index when sold and the exercise price of the put options bought will be below the exercise price of put options sold.

The International Companies Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets.

The Advisor rebalances the International Companies Fund’s investments in the Underlying International Funds as the Advisor deems necessary and appropriate. The International Companies Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the International Companies Fund may not be invested in all of the types of securities and other investments described in this prospectus. The International Companies Fund may also invest in securities and other investments not described in this prospectus.

Risk, Narrative	rr_RiskNarrativeTextBlock

Principal Risks of Investing in the Fund. An investment in the International Companies Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the International Companies Fund will be successful in meeting its investment objective. Generally, the International Companies Fund will be subject to the following additional risks:

Depositary Receipts— Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

Foreign Securities—Foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Investing in the European Union—Many countries in the European Union are susceptible to high economic risks associated with high levels of debt, notably due to investments in sovereign debts of European countries such as Greece, Italy and Spain. One or more member states might exit the European Union, placing its currency and banking system in jeopardy. The European Union faces major issues involving its membership, structure, procedures and policies, including the adoption, abandonment or adjustment of the new constitutional treaty, the European Union’s enlargement to the south and east, and resolution of the European Union’s problematic fiscal and democratic accountability. Efforts of the member states to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. European countries that are part of the European Economic and Monetary Union may be significantly affected by the tight fiscal and monetary controls that the union seeks to impose on its members.

Shares of other investment companies and ETFs—You will indirectly bear fees and expenses charged by the underlying funds in which the International Companies Fund may invest in addition to the International Companies Fund’s direct fees and expenses and, as a result, your cost of investing in the International Companies Fund will generally be higher than the cost of investing directly in the underlying fund shares. Investments in ETFs bear the risk that the market price of the ETF’s shares may trade at a discount to their net asset value or that an active trading market for an ETF’s shares may not develop or be maintained. The International Companies Fund may place otherwise uninvested cash in money market mutual funds.

Non-diversified fund—The International Companies Fund is a non-diversified fund which means that it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can.. A non-diversified fund is generally subject to the risk that a large loss in an individual holding will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.

Options risk—Purchasing and selling put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Advisor to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By selling put options on equity securities, the International Companies Fund gives up the opportunity to benefit from potential increases in the value of the underlying securities above the strike prices of the sold put options, but continues to bear the risk of declines in the value of underlying securities held by the International Companies Fund. The International Companies Fund will receive a premium from the purchaser of a covered call option sold by the Advisor, which it retains whether or not the option is exercised. The premium received from the sold options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

Limits on option selling—The number of call options the International Companies Fund can sell is limited by the number of shares of common stock or ETFs or other securities the International Companies Fund holds, and is further subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded.

Options strategy—The International Companies Fund’s option strategy consists of selling and purchasing put and call options on equity indexes and exchange traded funds (“ETFs”). The sale of put options generates income for the Fund, but exposes it to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premium paid by the Fund for the options. The sale of call options generates income for the Fund, but may limit the Fund's participation in equity market gains. The Fund’s investment advisor seeks to reduce the overall volatility of returns for the Fund by managing a portfolio of options.

Derivatives—The use of derivatives can lead to losses because of adverse movements in the price. Losses may also occur because the value of the asset, index, rate or instrument underlying a derivative loses value, or due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the International Companies Fund, which magnifies the International Companies Fund’s exposure to the underlying investment. The loss on derivative transactions may significantly exceed the initial investment.

Market—Market risk refers to the risk that the values of securities in the International Companies Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

Management style—To the extent the International Companies Fund focuses on a particular style of stocks, its performance may at times be better or worse than that of similar funds with other focuses or that have a broader investment style.

Interest Rate—Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock prices will generally decline when investors anticipate or experience rising interest rates.

Issuer—The value of an individual security or particular type of security can be more volatile and thus perform differently than the market as a whole.

Equity risk – Equity risk is the risk that securities held by the International Companies Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the International Companies Fund participate, and the particular circumstances and performance of particular companies whose securities the International Companies Fund holds.

Active Trading Risk. The Fund may engage in frequent trading in its options strategy. Increased portfolio turnover may increase short term capital gains taxes and increase trading costs for each of the Funds. These increased expenses may have a negative effect on the Fund’s performance.

General Fund Investing—The International Companies Fund is not a complete investment program and you may lose money by investing in the International Companies Fund. All investments carry a certain amount of risk and there is no guarantee that the International Companies Fund will be able to achieve its investment objective.

May Lose Money	rr_RiskLoseMoney	An investment in the International Companies Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	The International Companies Fund is a non-diversified fund which means that it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can.. A non-diversified fund is generally subject to the risk that a large loss in an individual holding will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.
Performance, Narrative	rr_PerformanceNarrativeTextBlock

Performance. The International Companies Fund is new and therefore does not have performance history for a full calendar year. Once the International Companies Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the International Companies Fund by showing the variability of the International Companies Fund’s returns and comparing the International Companies Fund’s performance to a broad measure of market performance. Performance data current to the most recent month end may be obtained by calling (877) 244-6235.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the International Companies Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the International Companies Fund by showing the variability of the International Companies Fund’s returns and comparing the International Companies Fund’s performance to a broad measure of market performance.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	The International Companies Fund is new and therefore does not have performance history for a full calendar year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	(877) 244-6235
WP International Companies Income Plus Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WPITX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.93%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.59%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 262
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	$ 805
WP Income Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Summary
Investment objective	rr_ObjectivePrimaryTextBlock	Investment Objective. The investment objective of the Income Fund is total return.
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Income Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Income Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Income Fund’s performance.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

Example. The following Example is intended to help you compare the cost of investing in the Income Fund with the cost of investing in other mutual funds. This expense example assumes that you invest $10,000 in the Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Income Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Strategy, Narrative	rr_StrategyNarrativeTextBlock

Principal Investment Strategy of the Fund. The Income Fund seeks to meet its investment objective by investing approximately 80% in unaffiliated open- and closed-end mutual funds and exchange-traded funds that primarily invest in fixed-income securities (“Underlying Bond Funds”). The principal types of fixed-income securities in which the Underlying Bond Funds invest are bonds, U.S. Treasury and agency securities, and mortgage-backed and asset-backed securities. The Underlying Bond Funds may invest in fixed income securities of any credit or maturity. The Underlying Bond Funds’ investments in securities rated below investment-grade are also known as “junk bonds” and are speculative in nature. The Income Fund’s investment objective may be changed without shareholder approval; however, the Income Fund will provide 60 days’ advance notice to shareholders before implementing a change in the Income Fund’s investment objective.

The Income Fund seeks to produce income through yield on the Underlying Bond Funds. The Income Fund also seeks to produce income (e.g., premium income on the sale of an option) and total return through an options strategy. The Adviser will generally buy and sell options linked to either the Markit IBoxx USD Liquid High Yield Index or the S&P 500 Index . The Fund’s exposure to options is expected to be between 10-20% of the Fund’s net assets.

The portfolio managers will strategically allocate the Income Fund’s resources to the Underlying Bond Funds and the options strategy as the portfolio managers deem appropriate to perform well over a market cycle. The portfolio managers seek to invest in issues that have substantial dividends or interest payments, cash flow generation from owning the securities and selling calls on them, or ownership of the issues permits the manager to sell put options on other funds. The portfolio managers select the Underlying Bond Funds based on the following criteria: expense ratio, trading value relative to net asset value, liquidity in the marketplace, overall float and size, amount and frequency of distributions, composition of portfolio, performance compared historically to the bond indices and or other income vehicles and the availability of individual call options on the Underlying Bond Funds.

The Income Fund intends to sell covered call options on a portion of its holdings. The Adviser generally sells covered call options to provide the income component of the options strategy described in the Fund’s investment objective. The extent of option selling will depend upon market conditions and the portfolio managers’ judgment of the advantages of selling call options on the Income Fund’s investments. Options may be written on various indices as well as direct issuance of corporate and governmental issuers.

The Income Fund may also sell put options on ETFs that the portfolio managers believe are attractive for purchase at prices at or above the exercise price of the put options sold. The Adviser generally will sell put options to increase the total return component of the options strategy described in the Fund’s investment objective. The Income Fund may, in certain circumstances, purchase put options on the S&P 500 (or another broad-based securities index deemed suitable for this purpose) to protect against a loss of principal value due to stock price decline. The Adviser generally purchases put options to protect the total return component of the options strategy described in the Fund’s investment objective. The extent of option selling or purchasing activity will, again, depend upon market conditions and the portfolio managers’ assessment of the advantages of selling index call options, purchasing index put options and selling put options on individual stocks.

Additionally, the Income Fund will enter into call spreads and put spreads that are out of the money. A spread is an options position established by purchasing one option and selling another option of the same class, but of a different series. So, the exercise price of the call options sold will be above the current level of the index when sold and the exercise price of the call options bought will be above the exercise price of the call options sold. The exercise price of put options sold generally will be below the current level of the index when sold and the exercise price of the put options bought will be below the exercise price of put options sold.

The Income Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets.

The portfolio managers rebalance the Income Fund’s investments in the Underlying Bond Funds as the Advisor deems necessary and appropriate. The Income Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Income Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Income Fund may also invest in securities and other investments not described in this prospectus.

Risk, Narrative	rr_RiskNarrativeTextBlock

Principal Risks of Investing in the Fund. An investment in the Income Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Income Fund will be successful in meeting its investment objective. Generally, the Income Fund will be subject to the following additional risks:

Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks. There is a risk that the FRB and central banks may continue to raise interest rates.. This risk is heightened due to the “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions, which involve purchasing large quantities of securities issued or guaranteed by the government, its agencies or instrumentalities on the open market. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Income Fund’s investments and share price may decline. In addition, because of changing central bank policies, the Income Fund may experience higher than normal shareholder redemptions which could potentially increase portfolio turnover and the Income Fund’s transaction costs and potentially lower the Fund’s performance returns.

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Shares of Other Underlying Bond Funds—You will indirectly bear fees and expenses charged by the Underlying Bond Funds in which the Income Fund may invest in addition to the Income Fund’s direct fees and expenses and, as a result, your cost of investing in the Income Fund will generally be higher than the cost of investing directly in the Underlying Bond Funds. Investments in ETFs bear the risk that the market price of the ETF’s shares may trade at a discount to their net asset value or that an active trading market for an ETF’s shares may not develop or be maintained. The Income Fund may place otherwise uninvested cash in money market mutual funds.

Non-Diversified Fund—The Income Fund is a non-diversified fund which means that it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can.. A non-diversified fund is generally subject to the risk that a large loss in an individual holding will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.

Options—Purchasing and selling put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Advisor to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By selling put options on equity securities, the Income Fund gives up the opportunity to benefit from potential increases in the value of the underlying securities above the strike prices of the sold put options, but continues to bear the risk of declines in the value of underlying securities held by the Income Fund. The Income Fund will receive a premium from the purchaser of a covered call option sold by the Advisor, which it retains whether or not the option is exercised. The premium received from the sold options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

Limits on Option Selling—The number of call options the Income Fund can sell is limited by the number of shares of common stock or ETFs or other securities the Income Fund holds, and is further subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded.

Options Strategy—The Income Fund’s option strategy consists of selling and purchasing put and call options on equity indexes and exchange traded funds (“ETFs”). The sale of put options generates income for the Fund, but exposes it to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premium paid by the Fund for the options. The sale of call options generates income for the Fund, but may limit the Fund's participation in equity market gains. The Fund’s investment advisor seeks to reduce the overall volatility of returns for the Fund by managing a portfolio of options.

Derivatives—The use of derivatives can lead to losses because of adverse movements in the price. Losses may also occur because the value of the asset, index, rate or instrument underlying a derivative loses value, or due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Income Fund, which magnifies the Income Fund’s exposure to the underlying investment. The loss on derivative transactions may significantly exceed the initial investment.

Market—Market risk refers to the risk that the values of securities in the Income Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

Management style—To the extent the Income Fund focuses on a particular style of stocks, its performance may at times be better or worse than that of similar funds with other focuses or that have a broader investment style.

Interest Rate—Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock prices will generally decline when investors anticipate or experience rising interest rates.

Issuer—The value of an individual security or particular type of security can be more volatile and thus perform differently than the market as a whole.

Active Trading Risk. The Fund may engage in frequent trading in its options strategy. Increased portfolio turnover may increase short term capital gains taxes and increase trading costs for each of the Funds. These increased expenses may have a negative effect on the Fund’s performance.

General Fund Investing—The Income Fund is not a complete investment program and you may lose money by investing in the Income Fund. All investments carry a certain amount of risk and there is no guarantee that the Income Fund will be able to achieve its investment objective.

May Lose Money	rr_RiskLoseMoney	An investment in the Income Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	The Income Fund is a non-diversified fund which means that it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can.. A non-diversified fund is generally subject to the risk that a large loss in an individual holding will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.
Performance, Narrative	rr_PerformanceNarrativeTextBlock

Performance. The Fund is new and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. Performance data current to the most recent month end may be obtained by calling (877) 244-6235.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund is new and therefore does not have performance history for a full calendar year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	(877) 244-6235
WP Income Plus Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WPINX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.93%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.59%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 262
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	$ 805

[1]	"Other Expenses" and "Acquired Fund Fees and Expenses" are based on estimated amounts for the current fiscal year.
[2]	"Other Expenses" and "Acquired Fund Fees and Expenses" are based on estimated amounts for the current fiscal year.
[3]	"Other Expenses" and "Acquired Fund Fees and Expenses" are based on estimated amounts for the current fiscal year.